Long-Term Debt (Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Use of available facilities	$ 1,301	$ 1,181
Available capacity under existing agreements	1,448	898
Revolving credit facility
Debt Instrument [Line Items]
Available capacity under existing agreements	2,300	2,300
Available capacity under existing agreements	999	1,119
Advances on the revolving credit facility	50
Revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 1,300	1,300
Maturity	June 2029
Revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 800	800
Maturity	June 2029
Non-revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 200	200
Maturity	February 2027
Borrowings under credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 1,284	1,169
Letters of credit issued within the credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 17	$ 12